Recoverable taxes - Schedule of estimated recovery of ICMS credits (Detail) - BRL (R$) R$ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Disclosure of estimated recovery of ICMS credits [line items]
Total recoverable ICMS, net of provision	R$ 4,690,277	R$ 4,203,639
ICMS [member]
Disclosure of estimated recovery of ICMS credits [line items]
Total recoverable ICMS, net of provision	1,416,708	R$ 1,365,128
ICMS [member] | Up to 1 year
Disclosure of estimated recovery of ICMS credits [line items]
Total recoverable ICMS, net of provision	513,494
ICMS [member] | 1 to 2 years
Disclosure of estimated recovery of ICMS credits [line items]
Total recoverable ICMS, net of provision	472,413
ICMS [member] | 2 to 3 years
Disclosure of estimated recovery of ICMS credits [line items]
Total recoverable ICMS, net of provision	246,132
ICMS [member] | From 3 to 5 Years
Disclosure of estimated recovery of ICMS credits [line items]
Total recoverable ICMS, net of provision	R$ 184,669